Insurance Contracts - Summary of Insurance Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Total Liabilities Arising From Insurance Contracts		₩ 58,230,303	₩ 57,165,936
Premium reserve	[1]	51,379,142	50,449,513
Reserve for outstanding claims		3,758,845	3,640,377
Unearned premium reserve		2,045,777	1,919,307
Reserve for dividend to policyholders		171,309	162,985
Reserve for distribution of earnings to policyholders		67,687	67,950
Reserve for loss compensation on participating insurance		29,462	30,898
Guarantee reserve		778,081	894,906
Amortization Of Value Of Business Acquired VOBA		2,111,541	2,390,985
Non-life insurance
Disclosure of types of insurance contracts [line items]
Total Liabilities Arising From Insurance Contracts		32,555,176	31,583,666
Premium reserve	[1]	26,765,973	26,086,004
Reserve for outstanding claims		3,531,159	3,378,427
Unearned premium reserve		2,038,077	1,909,327
Reserve for dividend to policyholders		132,076	122,025
Reserve for distribution of earnings to policyholders		63,821	63,093
Reserve for loss compensation on participating insurance		24,070	24,790
Guarantee reserve		0	0
Life insurance
Disclosure of types of insurance contracts [line items]
Total Liabilities Arising From Insurance Contracts		25,672,079	25,579,546
Premium reserve	[1]	24,613,169	24,363,509
Reserve for outstanding claims		225,226	259,848
Unearned premium reserve		7,112	9,358
Reserve for dividend to policyholders		39,233	40,960
Reserve for distribution of earnings to policyholders		3,866	4,857
Reserve for loss compensation on participating insurance		5,392	6,108
Guarantee reserve		778,081	894,906
Others
Disclosure of types of insurance contracts [line items]
Total Liabilities Arising From Insurance Contracts		3,048	2,724
Premium reserve	[1]	0	0
Reserve for outstanding claims		2,460	2,102
Unearned premium reserve		588	622
Reserve for dividend to policyholders		0	0
Reserve for distribution of earnings to policyholders		0	0
Reserve for loss compensation on participating insurance		0	0
Guarantee reserve		₩ 0	₩ 0

[1]	Includes negative VOBA amounting to ￦ 2,390,985 million and ￦ 2,111,541 million as of December 31, 2021 and 2022, respectively.